Security deposits	12 Months Ended
Sep. 30, 2025
Security deposits
Security deposits

Note 9 - Security deposits

Security deposits relate to rental deposits paid to three third-party landlords for leasing warehouse spaces. These leases have expiry dates ranging from September 2026 to January 2031.